UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altavista Wealth Management, Inc.
Address:  Two Town Square Blvd. Suite 315
          Asheville, NC 28803

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine B. Nelson
Title:    Director of Operations
Phone:    828-684-2600

Signature, Place, and Date of Signing:


     /s/ Christine B. Nelson          Asheville, NC             May 24, 2010
     -----------------------          -------------             ------------
           [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          108
                                         -----------

Form 13F Information Table Value Total:  $   104,947
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Exxon Mobil Corp.                COM           30231G102   6,325     94,425 SH           SOLE                   SOLE
Pepsi Co                         COM           713448108   5,238     79,176 SH           SOLE                   SOLE
General Electric Co.             COM           369604103   4,615    253,574 SH           SOLE                   SOLE
Berkshire Hathaway B             COM           084670702   3,654     44,956 SH           SOLE                   SOLE
Intel Corp                       COM           458140100   3,646    163,562 SH           SOLE                   SOLE
Cisco Systems Inc                COM           17275R102   3,395    130,439 SH           SOLE                   SOLE
Lowes Companies Inc              COM           548661107   3,070    126,656 SH           SOLE                   SOLE
iShares MSCI Emrg Mkt Fd         COM           464287234   3,052     72,451 SH           SOLE                   SOLE
Johnson & Johnson                COM           478160104   2,869     44,009 SH           SOLE                   SOLE
Lincoln National Corp            COM           534187109   2,802     91,263 SH           SOLE                   SOLE
Microsoft Corp                   COM           594918104   2,362     80,661 SH           SOLE                   SOLE
Wal-Mart Stores Inc              COM           931142103   2,355     42,364 SH           SOLE                   SOLE
Procter & Gamble                 COM           742718109   2,282     36,062 SH           SOLE                   SOLE
Annaly Mtg Management            COM           035710409   1,845    107,413 SH           SOLE                   SOLE
Emerson Electric                 COM           291011104   1,707     33,915 SH           SOLE                   SOLE
McDonalds Corp                   COM           580135101   1,661     24,892 SH           SOLE                   SOLE
Sysco Corp                       COM           871829107   1,646     55,813 SH           SOLE                   SOLE
Automatic Data Processing        COM           053015103   1,622     36,471 SH           SOLE                   SOLE
Streettracks Gold TRUST          COM           78463V107   1,457     13,372 SH           SOLE                   SOLE
Plum Creek Timber Co             COM           729251108   1,360     34,948 SH           SOLE                   SOLE
Wells Fargo & Co New             COM           949746101   1,347     43,298 SH           SOLE                   SOLE
Stryker                          COM           863667101   1,322     23,108 SH           SOLE                   SOLE
AT&T                             COM           00206R102   1,141     44,171 SH           SOLE                   SOLE
General Mills Inc                COM           370334104   1,102     15,570 SH           SOLE                   SOLE
Pfizer Incorporated              COM           717081103   1,100     64,121 SH           SOLE                   SOLE
iShares Lehman Tips              COM           464287176   1,093     10,519 SH           SOLE                   SOLE
Intl Business Machines           COM           459200101   1,086      8,470 SH           SOLE                   SOLE
Conoco-Phillips                  COM           20825C104   1,084     21,177 SH           SOLE                   SOLE
Sigma Aldrich Corp               COM           826552101   1,030     19,202 SH           SOLE                   SOLE
Amgen, Inc.                      COM           031162100   1,029     17,199 SH           SOLE                   SOLE
iShares S&P North Amer Natural   COM           464287374   1,009     29,296 SH           SOLE                   SOLE
Qualcomm Inc                     COM           747525103     897     21,369 SH           SOLE                   SOLE
Vanguard Emerging Markets        COM           922042858     846     20,060 SH           SOLE                   SOLE
iShares GS$ Investor Corp        COM           464287242     838      7,925 SH           SOLE                   SOLE
Walt Disney Co                   COM           254687106     829     23,742 SH           SOLE                   SOLE
Deere & Co                       COM           244199105     789     13,276 SH           SOLE                   SOLE
Verizon Communications           COM           92343V104     750     24,190 SH           SOLE                   SOLE
Blackrock Global Energy          COM           09250U101     689     27,589 SH           SOLE                   SOLE
Questar Corporation              COM           748356102     679     15,717 SH           SOLE                   SOLE
Oracle Corporation               COM           68389X105     676     26,311 SH           SOLE                   SOLE
SunAmerica Focused Alpha         COM           867038101     667     46,716 SH           SOLE                   SOLE
Nike Inc Class B                 COM           654106103     657      8,941 SH           SOLE                   SOLE
Walgreen Company                 COM           931422109     651     12,472 SH           SOLE                   SOLE
Autodesk Inc                     COM           052769106     649     22,085 SH           SOLE                   SOLE
Coach Inc                        COM           189754104     649     16,418 SH           SOLE                   SOLE
Amern Tower Corp Class A         COM           029912201     629     14,767 SH           SOLE                   SOLE
Target Corporation               COM           87612E106     629     11,955 SH           SOLE                   SOLE
Celgene Corp                     COM           151020104     627     10,122 SH           SOLE                   SOLE
Bed Bath & Beyond                COM           075896100     619     14,143 SH           SOLE                   SOLE
Colgate-Palmolive Co             COM           194162103     617      7,239 SH           SOLE                   SOLE
Progress Energy                  COM           743263105     614     15,611 SH           SOLE                   SOLE
Best Buy Inc                     COM           086516101     614     14,426 SH           SOLE                   SOLE
Adobe Systems Inc                COM           00724F101     600     16,962 SH           SOLE                   SOLE
Costco Whsl Corp New             COM           22160K105     594      9,941 SH           SOLE                   SOLE
Research In Motion Ltd           COM           760975102     587      7,936 SH           SOLE                   SOLE
J P Morgan Chase & Co            COM           46625H100     577     12,897 SH           SOLE                   SOLE
BB&T Corporation                 COM           054937107     569     17,567 SH           SOLE                   SOLE
Baxter International Inc         COM           071813109     563      9,666 SH           SOLE                   SOLE
Darden Restaurants Inc           COM           237194105     562     12,610 SH           SOLE                   SOLE
Freeport Mcmorn Cp&Gld B         COM           35671D857     554      6,631 SH           SOLE                   SOLE
American Intl Group Inc          COM           026874784     542     15,863 SH           SOLE                   SOLE
Calamos Strategic Total Return   COM           128125101     541     59,147 SH           SOLE                   SOLE
iShares Lehman US Aggregate BD   COM           464287226     537      5,155 SH           SOLE                   SOLE
Clough Global Oppty Fd           COM           18914E106     526     40,350 SH           SOLE                   SOLE
Bank of America Corp.            COM           060505104     500     28,030 SH           SOLE                   SOLE
Proshares Ultrashort Lehman 20   COM           74347R297     492     10,100 SH           SOLE                   SOLE
Genzyme Corp.                    COM           372917104     491      9,468 SH           SOLE                   SOLE
Monsanto Co New Del              COM           61166W101     460      6,446 SH           SOLE                   SOLE
Abbott Laboratories              COM           002824100     444      8,437 SH           SOLE                   SOLE
ChevronTexaco Corp.              COM           166764100     437      5,764 SH           SOLE                   SOLE
iShares CEF Real Estate          COM           464287739     398      7,991 SH           SOLE                   SOLE
I-Shares Tr Lehman Tips
  Bond Fund                      COM           464287176     392      3,775 SH           SOLE                   SOLE
Duke Energy Corporation          COM           26441C105     381     23,331 SH           SOLE                   SOLE
BP Plc Adr                       COM           055622104     379      6,643 SH           SOLE                   SOLE
SPDR Gold Trust Shrs             COM           78463V107     376      3,450 SH           SOLE                   SOLE
Cullen Frost Bankers             COM           229899109     362      6,495 SH           SOLE                   SOLE
Vanguard Intl Eqty Index         COM           922042775     356      8,000 SH           SOLE                   SOLE
Vanguard Intermediate Term Bon   COM           921937819     352      4,380 SH           SOLE                   SOLE
E M C Corp Mass                  COM           268648102     344     19,050 SH           SOLE                   SOLE
Direxion Shs Exch Trd Fd         COM           25459W854     343     24,525 SH           SOLE                   SOLE
Ishares Tr Lehman Bd Fd          COM           464288646     335      3,200 SH           SOLE                   SOLE
3M Company                       COM           88579Y101     329      3,941 SH           SOLE                   SOLE
Vanguard Bond Index Fund         COM           921937827     316      3,950 SH           SOLE                   SOLE
Tractor Supply Company           COM           892356106     313      5,389 SH           SOLE                   SOLE
Unitedhealth Group Inc           COM           91324P102     299      9,142 SH           SOLE                   SOLE
Devon Energy Cp New              COM           25179M103     297      4,610 SH           SOLE                   SOLE
I-Shares Tr Gs Corp              COM           464287242     294      2,775 SH           SOLE                   SOLE
Transocean, Inc.                 COM           H8817H100     287      3,321 SH           SOLE                   SOLE
General Elec Cap Corp            COM           369622519     278     11,125 SH           SOLE                   SOLE
Omnicom Group Inc                COM           681919106     273      7,045 SH           SOLE                   SOLE
Pimco Exch Traded Fund           COM           72201R833     262      2,610 SH           SOLE                   SOLE
iShares MSCI EAFE Fd             COM           464287465     257      4,598 SH           SOLE                   SOLE
Sunamerica Focused Alpha         COM           867037103     257     17,943 SH           SOLE                   SOLE
Vanguard Specialized Portfol C   COM           921908844     234      4,800 SH           SOLE                   SOLE
Exelon Corporation               COM           30161N101     233      5,312 SH           SOLE                   SOLE
ADR Sanofi-Aventis Spons.        COM           80105N105     228      6,100 SH           SOLE                   SOLE
United Technologies              COM           913017109     227      3,080 SH           SOLE                   SOLE
Home Depot Inc                   COM           437076102     222      6,863 SH           SOLE                   SOLE
Streettracks Series Trust SPDR   COM           78464A722     216      5,118 SH           SOLE                   SOLE
Vanguard Scottsdale Etf          COM           92206C102     216      3,600 SH           SOLE                   SOLE
Barrick Gold Corp                COM           067901108     216      5,631 SH           SOLE                   SOLE
Coca Cola Company                COM           191216100     215      3,900 SH           SOLE                   SOLE
Apex Muni Fund Inc               COM           09254H106     209     23,518 SH           SOLE                   SOLE
Partnerre Ltd                    PFD           G6852T204     418     16,800 SH           SOLE                   SOLE
Barclays Bank                    PFD           06739H776     414     17,000 SH           SOLE                   SOLE
Gabelli Divid & Incm Pfd         PFD           345395206     371     15,003 SH           SOLE                   SOLE
Nuveen Qual Pfd Inc Fd           PFD           67072C105     278     35,280 SH           SOLE                   SOLE
Ing Groep Nv                     PFD           456837509     273     14,337 SH           SOLE                   SOLE